Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Donation expenses	$ 301,101
Operating lease rental expenses	$ 453,667	$ 483,970